Income Tax - Income Tax and Deferred Tax Asset and Liabilities Components (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Income Tax
PRC		$ (133,775,542)	$ 8,742,444	$ 70,382,855
Outside of PRC		(48,379,927)	(22,186,499)	(25,041,651)
Income (loss) before taxes and loss from equity in affiliates		(182,155,469)	(13,444,055)	45,341,204
PRC		4,059,702	13,331,921	17,990,790
Outside of PRC		6,713	16,686	17,425
Current income taxes expenses (benefits)		4,066,415	13,348,607	18,008,215
PRC		(24,394,667)	(15,416,346)	(7,700,893)
Deferred income taxes expenses (benefits)		(24,394,667)	(15,416,346)	(7,700,893)
Income tax expense (benefit)		$ (20,328,252)	$ (2,067,739)	$ 10,307,322
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax assets:
Accrued salary expenses		$ 9,165,743	$ 10,298,156
Bad debt provision		5,456,916	7,790,085
Net operating loss carry forwards		38,433,490	9,421,817
Advertising expenses		14,315,500	13,811,900
Others		314,127	568,874
Gross deferred tax assets		67,685,776	41,890,832
Valuation allowance		(602,135)	(192,536)	$ (654,267)	$ (957,162)
Total deferred tax assets		67,083,641	41,698,296
Deferred tax liabilities:
Intangible assets from acquisition and other assets		18,016,186	18,869,374
Total deferred tax liabilities		$ 18,016,186	$ 18,869,374
PRC
Income Tax
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000	$ 15,304
Period of statute of limitations for transfer pricing issues	10 years	10 years
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2015 through 2017
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Shanghai Fangxin information technology Co., Ltd. | Software Enterprise | Tax year 2014 through 2016
Income Tax
Reduction in tax for the year following the exemption period (as a percent)			50.00%	50.00%	50.00%
Preferential tax rate (as a percent)			12.50%	12.50%	12.50%
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%